UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01545
Investment Company Act File Number

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT SECTION 302 CERTIFICATIONS

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of March 31, 2009 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2009, the Fund owned 87.3% of Capital Growth Portfolio’s outstanding interests, 58.4% of Investment Grade Income Portfolio’s outstanding interests and 0.6% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

Capital Growth Portfolio (identified cost, $53,968,760)	$57,346,753	28.0%

Investment Grade Income Portfolio (identified cost, $85,945,478)	$85,421,211	41.7%

Large-Cap Value Portfolio (identified cost, $67,861,777)	$62,103,312	30.4%

Total Investment in Affiliated Portfolios (identified cost, $207,776,015)	$204,871,276	100.1%

Other Assets, Less Liabilities	$(185,037)	(0.1)%

Net Assets	$204,686,239	100.0%

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009 and December 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Capital & Income Strategies Fund as of March 31, 2009 (Unaudited)

Eaton Vance Capital & Income Strategies Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2009, the Fund owned 0.3% of Boston Income Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests and 0.4% of Dividend Builder Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

Boston Income Portfolio (identified cost, $5,748,267)	$4,147,761	32.4%

Large-Cap Value Portfolio (identified cost, $5,428,610)	$4,430,157	34.6%

Dividend Builder Portfolio (identified cost, $5,139,492)	$4,317,010	33.7%

Total Investment in Affiliated Portfolios (identified cost, $16,316,369)	$12,894,928	100.7%

Other Assets, Less Liabilities	$(85,936)	(0.7)%

Net Assets	$12,808,992	100.0%

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009 and December 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Dividend Builder Fund as of March 31, 2009 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $1,213,228,844 and the Fund owned 99.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Capital Markets — 1.1%
Northern Trust Corp.	220,000	$13,160,400

		$13,160,400

Chemicals — 1.7%
Monsanto Co.	155,000	$12,880,500
Potash Corp. of Saskatchewan, Inc.	100,000	8,081,000

		$20,961,500

Commercial Services & Supplies — 1.7%
Waste Management, Inc.	800,000	$20,480,000

		$20,480,000

Communications Equipment — 1.7%
QUALCOMM, Inc.	550,000	$21,400,500

		$21,400,500

Computers & Peripherals — 3.4%
Hewlett-Packard Co.	425,000	$13,625,500
International Business Machines Corp.	285,000	27,613,650

		$41,239,150

Construction & Engineering — 1.5%
Fluor Corp.	525,000	$18,138,750

		$18,138,750

Diversified Telecommunication Services — 12.4%
AT&T, Inc.	1,141,750	$28,772,100
BCE, Inc.	625,000	12,437,500
Deutsche Telekom AG	1,500,000	18,578,974
France Telecom SA	200,000	4,559,429
Koninklijke KPN NV	2,300,000	30,707,402
Nippon Telegraph and Telephone Corp. ADR	550,000	10,466,500
Telefonica O2 Czech Republic AS	750,000	14,917,840
Verizon Communications, Inc.	1,000,000	30,200,000

		$150,639,745

Electric Utilities — 3.3%
E.ON AG ADR	260,000	$7,196,800
Fortum Oyj	350,000	6,666,652
FPL Group, Inc.	100,000	5,073,000
ITC Holdings Corp.	315,884	13,778,860
Scottish and Southern Energy PLC	500,000	7,945,008

		$40,660,320

Electrical Equipment — 0.8%
Schneider Electric SA	150,000	$9,975,984

		$9,975,984

Electronic Equipment, Instruments & Components — 0.8%
Itron, Inc.(1)(2)	200,000	$9,470,000

		$9,470,000

1

Security	Shares	Value
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.(2)	350,000	$22,001,000

		$22,001,000

Food & Staples Retailing — 5.2%
Kroger Co. (The)	1,350,000	$28,647,000
Wal-Mart Stores, Inc.	675,000	35,167,500

		$63,814,500

Food Products — 2.4%
Nestle SA	850,000	$28,716,711

		$28,716,711

Health Care Equipment & Supplies — 4.3%
Baxter International, Inc.	200,000	$10,244,000
Becton, Dickinson & Co.	360,000	24,206,400
Covidien, Ltd.	525,000	17,451,000

		$51,901,400

Health Care Providers & Services — 2.3%
Fresenius Medical Care AG & Co. KGaA	730,000	$28,327,279

		$28,327,279

Hotels, Restaurants & Leisure — 3.1%
McDonald’s Corp.	700,000	$38,199,000

		$38,199,000

Household Products — 0.5%
Clorox Co. (The)	110,000	$5,662,800

		$5,662,800

Independent Power Producers & Energy Traders — 2.1%
NRG Energy, Inc.(1)(2)	1,440,000	$25,344,000

		$25,344,000

Insurance — 5.5%
ACE, Ltd.	385,571	$15,577,068
Chubb Corp.	650,000	27,508,000
MetLife, Inc.	320,000	7,286,400
Travelers Companies, Inc. (The)	400,000	16,256,000

		$66,627,468

IT Services — 1.1%
MasterCard, Inc., Class A(2)	80,000	$13,398,400

		$13,398,400

Machinery — 0.9%
Danaher Corp.	200,000	$10,844,000

		$10,844,000

Media — 1.4%
Vivendi SA	640,000	$16,927,320

		$16,927,320

Metals & Mining — 3.0%
Barrick Gold Corp.	200,000	$6,484,000
BHP Billiton, Ltd. ADR(2)	450,000	20,070,000
Goldcorp, Inc.	300,000	9,996,000

		$36,550,000

2

Security	Shares	Value
Multi-Utilities — 6.4%
CMS Energy Corp.(2)	1,250,000	$14,800,000
GDF Suez ADR(2)	668,179	22,818,313
National Grid PLC	1,000,000	7,680,505
PG&E Corp.	600,000	22,932,000
RWE AG	140,000	9,804,272

		$78,035,090

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	300,000	$11,667,000
Apache Corp.	180,000	11,536,200
Chevron Corp.	415,000	27,904,600
Exxon Mobil Corp.	485,000	33,028,500
Occidental Petroleum Corp.	420,000	23,373,000
Petroleo Brasileiro SA ADR	300,000	9,141,000
Southwestern Energy Co.(1)(2)	290,000	8,610,100
Total SA ADR	400,000	19,624,000

		$144,884,400

Pharmaceuticals — 4.2%
AstraZeneca PLC ADR	250,000	$8,862,500
Teva Pharmaceutical Industries, Ltd. ADR(2)	500,000	22,525,000
Wyeth	465,000	20,013,600

		$51,401,100

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.(2)	135,000	$6,353,100
Host Hotels & Resorts, Inc.	500,000	1,960,000

		$8,313,100

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	1,100,000	$16,555,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,300,000	11,635,000

		$28,190,000

Software — 0.5%
Microsoft Corp.	325,000	$5,970,250

		$5,970,250

Specialty Retail — 2.6%
Best Buy Co., Inc.	350,000	$13,286,000
Home Depot, Inc.	800,000	18,848,000

		$32,134,000

Tobacco — 1.2%
Philip Morris International, Inc.	400,000	$14,232,000

		$14,232,000

Wireless Telecommunication Services — 2.4%
Rogers Communications, Inc., Class B	250,000	$5,707,500
Vodafone Group PLC ADR	1,375,000	23,952,500

		$29,660,000

Total Common Stocks (identified cost $1,239,674,601)		$1,147,260,167

3

Short-Term Investments — 9.7%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(3)	$51,814	$51,813,666
Eaton Vance Cash Collateral Fund, LLC, 0.85%(3)(4)	66,357	66,356,986

Total Short-Term Investments (identified cost $117,992,969)		$118,170,652

Total Investments — 103.9% (identified cost $1,357,667,570)		$1,265,430,819

Other Assets, Less Liabilities — (3.9)%		$(47,884,921)

Net Assets — 100.0%		$1,217,545,898

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. For the fiscal year to date ended March 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $236,662, and net income allocated from the investment in Cash Management Portfolio was $16,716.
(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at March 31, 2009. At March 31, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At March 31, 2009, the Portfolio loaned securities having a market value of $63,272,821 and received $66,114,368 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $66,114,368 to repay collateral amounts upon the return of loaned securities.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	79.0%	$962,452,792
Germany	4.7	56,710,525
France	2.6	31,462,733
Netherlands	2.5	30,707,402
Switzerland	2.4	28,716,710
United Kingdom	1.3	15,625,513
Czech Republic	1.2	14,917,840
Finland	0.5	6,666,652

Long-Term Investments	94.2%	$1,147,260,167
Short-Term Investments		118,170,652

Total Investments		$1,265,430,819

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,358,018,261

Gross unrealized appreciation	$52,290,811
Gross unrealized depreciation	(144,878,253)

Net unrealized depreciation	$(92,587,442)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,080,623,443
Level 2	Other Significant Observable Inputs	184,807,376
Level 3	Significant Unobservable Inputs	—

Total		$1,265,430,819

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Emerging Markets Fund as of March 31, 2009 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $39,616,329 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.6%

Security	Shares	Value
Chemicals — 1.1%
The Israel Corp., Ltd.	1,425	$441,424

		$441,424

Commercial Banks — 11.9%
Banco do Brasil S.A.	101,550	$749,888
Bangkok Bank PCL	360,000	761,688
China Construction Bank Corp., Class H	676,000	383,751
Credicorp, Ltd.	12,914	604,892
Industrial and Commercial Bank of China, Ltd., Class H	3,013,000	1,565,922
Standard Chartered PLC	52,050	630,105

		$4,696,246

Commercial Services & Supplies — 1.0%
S1 Corp.	11,210	$377,041

		$377,041

Computers & Peripherals — 1.2%
HTC Corp.	40,000	$492,520

		$492,520

Diversified Telecommunication Services — 3.1%
Chunghwa Telecom Co., Ltd.	360,862	$658,076
Empresa Nacional de Telecomunicaciones S.A.	48,300	559,363

		$1,217,439

Electric Utilities — 3.2%
CEZ AS	16,700	$597,268
EDP - Energias do Brasil S.A.	64,700	678,308

		$1,275,576

Electronic Equipment, Instruments & Components — 2.6%
Hon Hai Precision Industry Co., Ltd.	460,350	$1,041,680

		$1,041,680

Food & Staples Retailing — 4.1%
CP ALL PCL	1,327,700	$471,705
President Chain Store Corp.	338,000	776,198
Wal-Mart de Mexico SAB de CV	160,600	375,055

		$1,622,958

Gas Utilities — 0.9%
PT Perusahaan Gas Negara	1,805,000	$336,933

		$336,933

Health Care Equipment & Supplies — 1.2%
Mindray Medical International, Ltd. ADR	25,800	$477,558

		$477,558

1

Security	Shares	Value
Household Durables — 0.8%
Desarrolladora Homex SAB de CV(1)	138,150	$306,241

		$306,241

Household Products — 1.2%
Kimberly-Clark de Mexico S.A. de CV	140,900	$457,365

		$457,365

Independent Power Producers & Energy Traders — 1.7%
China Resources Power Holdings Co., Ltd.	328,000	$688,799

		$688,799

Industrial Conglomerates — 1.9%
Beijing Enterprises Holdings, Ltd.	177,500	$739,416

		$739,416

Insurance — 4.9%
China Insurance International Holdings Co., Ltd.	312,000	$501,628
Ping An Insurance Group Co. of China, Ltd.	133,000	791,734
Samsung Fire & Marine Insurance Co., Ltd.(1)	5,590	651,014

		$1,944,376

Machinery — 1.3%
PT United Tractors Tbk	897,583	$527,588

		$527,588

Metals & Mining — 9.1%
AngloGold Ashanti, Ltd.	21,713	$787,704
Companhia Vale do Rio Doce ADR	80,200	1,066,660
Harmony Gold Mining Co. Ltd.(1)	37,874	408,885
Impala Platinum Holdings, Ltd.	42,450	710,414
POSCO	2,390	636,886

		$3,610,549

Oil, Gas & Consumable Fuels — 8.5%
CNOOC, Ltd.	615,000	$617,988
OAO Gazprom ADR	27,050	401,693
PetroChina Co., Ltd., Class H	1,226,000	978,095
Petroleo Brasileiro S.A.	90,400	1,384,594

		$3,382,370

Pharmaceuticals — 3.6%
Teva Pharmaceutical Industries, Ltd. ADR	32,100	$1,446,105

		$1,446,105

Real Estate Management & Development — 1.6%
Guangzhou R&F Properties Co., Ltd., Class H	552,000	$640,834

		$640,834

Semiconductors & Semiconductor Equipment — 6.6%
Samsung Electronics Co., Ltd.	3,140	$1,297,314
Taiwan Semiconductor Manufacturing Co., Ltd.	864,705	1,302,117

		$2,599,431

2

Security	Shares	Value
Tobacco — 3.4%
KT&G Corp.	24,500	$1,352,325

		$1,352,325

Transportation Infrastructure — 1.0%
Hong Kong Aircraft Engineering Co., Ltd.	45,600	$392,414

		$392,414

Wireless Telecommunication Services — 8.7%
America Movil SAB de CV, Class L	680,150	$921,912
Cellcom Israel, Ltd.	21,500	447,968
China Mobile, Ltd.	96,000	836,248
MTN Group, Ltd.	58,250	646,313
SK Telecom Co., Ltd.	4,410	613,414

		$3,465,855

Total Common Stocks (identified cost $43,364,769)		$33,533,043

Preferred Stocks — 7.2%

Security	Shares	Value
Beverages — 1.9%
Cia de Bebidas das Americas	16,000	$763,599

		$763,599

Electric Utilities — 3.1%
Cia Energetica de Minas Gerais	83,621	$1,238,229

		$1,238,229

Independent Power Producers & Energy Traders — 2.2%
AES Tiete S.A.	111,400	$852,878

		$852,878

Total Preferred Stocks (identified cost $1,855,313)		$2,854,706

Warrants — 7.3%

Security	Shares	Value
Household Products — 3.7%
Hindustan Unilever, Ltd., Exp. 4/11/18(1)(2)	313,830	$1,455,324

		$1,455,324

Thrifts & Mortgage Finance — 2.5%
Housing Development Finance Corporation Ltd., Exp. 5/04/12(1)	36,305	$1,008,190

		$1,008,190

3

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Bharti Airtel, Ltd., Exp. 10/24/12(1)(2)	34,620	$423,437

		$423,437

Total Warrants (identified cost $4,041,266)		$2,886,951

Total Investments — 99.1% (identified cost $49,261,348)		$39,274,700

Other Assets, Less Liabilities — 0.9%		$341,800

Net Assets — 100.0%		$39,616,500

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of the securities is $1,878,761 or 4.7% of the Portfolio’s net assets.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
China	20.8%	$8,221,974
Brazil	17.0	6,734,156
Republic of Korea	12.4	4,927,994
Taiwan	10.8	4,270,590
India	7.3	2,886,951
South Africa	6.4	2,553,316
Israel	5.9	2,335,496
Mexico	5.2	2,060,573
Thailand	3.1	1,233,393
Hong Kong	2.6	1,022,519
Indonesia	2.2	864,521
Peru	1.5	604,892
Czech Republic	1.5	597,268
Chile	1.4	559,364
Russia	1.0	401,693

	99.1%	$39,274,700

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,476,764

Gross unrealized appreciation	$2,408,015
Gross unrealized depreciation	(12,610,079)

Net unrealized depreciation	$(10,202,064)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$12,756,044
Level 2	Other Significant Observable Inputs	26,518,656
Level 3	Significant Unobservable Inputs	—

Total		$39,274,700

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Equity Asset Allocation Fund as of March 31, 2009 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2009, the Fund owned 13.6% of International Equity Portfolio’s outstanding interests, 4.4% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 1.4% of Multi-Cap Growth Portfolio’s outstanding interests, 2.4% of Small-Cap Portfolio’s outstanding interests and 3.7% of SMID-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2009 is set forth below.

Investment in Affiliated Portfolios	Value	% of Net Assets

International Equity Portfolio (identified cost, $4,065,147)	$3,060,818	18.9%

Large-Cap Growth Portfolio (identified cost, $5,065,750)	$4,038,002	24.9%

Large-Cap Value Portfolio (identified cost, $4,418,754)	$3,676,807	22.7%

Multi-Cap Growth Portfolio (identified cost, $1,369,098)	$1,724,531	10.6%

Small-Cap Portfolio (identified cost, $1,543,042)	$1,433,036	8.9%

SMID-Cap Portfolio (identified cost, $2,727,659)	$2,236,733	13.8%

Total Investment in Affiliated Portfolios (identified cost, $19,189,450)	$16,169,927	99.8%

Other Assets, Less Liabilities	$32,595	0.2%

Net Assets	$16,202,522	100.0%

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009 and December 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Greater India Fund as of March 31, 2009 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $356,470,898 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.9%

Security	Shares	Value
India — 87.7%

Automobiles — 0.4%
Maruti Suzuki India Ltd.	90,538	$1,396,525

		$1,396,525

Beverages — 0.8%
United Spirits Ltd.	228,558	$2,936,158

		$2,936,158

Commercial Banks — 14.2%
Bank of India	396,670	$1,721,646
Canara Bank Ltd.	1,918,024	6,296,341
HDFC Bank Ltd.	701,579	13,497,397
ICICI Bank Ltd.	1,071,199	7,039,793
State Bank of India	622,648	13,122,967
Union Bank of India Ltd.	3,082,699	8,936,322

		$50,614,466

Construction & Engineering — 6.0%
Jaiprakash Associates Ltd.	6,553,165	$10,876,578
Larsen & Toubro Ltd.	796,654	10,570,594

		$21,447,172

Construction Materials — 1.3%
Grasim Industries Ltd.	146,104	$4,543,422

		$4,543,422

Diversified Financial Services — 3.8%
Infrastructure Development Finance Co. Ltd.	3,275,870	$3,505,931
Power Finance Corporation Ltd.	3,481,292	9,955,102

		$13,461,033

Electric Utilities — 3.7%
Reliance Infrastructure Ltd.	360,889	$3,672,671
Tata Power Co. Ltd.	618,196	9,392,421

		$13,065,092

Electrical Equipment — 7.5%
ABB Ltd.	324,500	$2,730,297
Areva T&D India Ltd.	1,565,635	6,290,074
Bharat Heavy Electricals Ltd.	598,390	17,853,412

		$26,873,783

Energy Equipment & Services — 0.8%
Aban Offshore Ltd.	376,252	$2,965,071

		$2,965,071

1

Security	Shares	Value
Gas Utilities — 2.5%
GAIL India Ltd.	1,829,097	$8,884,952

		$8,884,952

Household Products — 1.1%
Hindustan Unilever Ltd.	848,037	$3,967,615

		$3,967,615

IT Services — 7.1%
Infosys Technologies Ltd.	749,562	$19,651,158
Mphasis Ltd.	1,391,481	5,587,873

		$25,239,031

Machinery — 3.0%
Ashok Leyland Ltd.	4,810,709	$1,724,947
BEML Ltd.	716,301	5,408,569
Tata Motors Ltd.	1,021,380	3,631,202

		$10,764,718

Metals & Mining — 6.0%
Jindal Steel & Power Ltd.	377,257	$9,001,673
Steel Authority of India Ltd.	976,614	1,861,257
Sterlite Industries (India) Ltd.	526,160	3,738,306
Tata Steel Ltd.	1,669,867	6,806,329

		$21,407,565

Oil, Gas & Consumable Fuels — 10.8%
Hindustan Petroleum Corp. Ltd.	321,038	$1,703,514
Indian Oil Corp. Ltd.	343,110	2,622,609
Oil & Natural Gas Corp. Ltd.	582,314	8,982,452
Reliance Industries Ltd.	830,427	25,018,385

		$38,326,960

Pharmaceuticals — 3.8%
Glenmark Pharmaceuticals Ltd.(1)	1,078,940	$3,354,934
Sun Pharmaceutical Industries Ltd.	459,126	10,073,476

		$13,428,410

Real Estate Management & Development — 1.8%
Indiabulls Real Estate Ltd.	2,799,888	$5,504,785
Sobha Developers Ltd.	651,615	1,017,885

		$6,522,670

Software — 0.2%
Financial Technologies (India) Ltd.	57,176	$700,139

		$700,139

Thrifts & Mortgage Finance — 3.2%
Housing Development Finance Corp. Ltd.	409,507	$11,427,470

		$11,427,470

2

Security	Shares	Value
Tobacco — 4.3%
ITC Ltd.	4,208,519	$15,361,096

		$15,361,096

Transportation Infrastructure — 0.6%
Mundra Port and SEZ Ltd.	324,300	$2,076,509

		$2,076,509

Wireless Telecommunication Services — 4.8%
Bharti Airtel Ltd.(1)	1,020,056	$12,623,942
Reliance Communications Ltd.	1,368,424	4,731,513

		$17,355,455

Total India (identified cost $582,606,739)		$312,765,312

Sri Lanka — 1.2%

Industrial Conglomerates — 0.9%
John Keells Holdings PLC	5,694,226	$3,085,602

		$3,085,602

Wireless Telecommunication Services — 0.3%
Dialog Telekom Ltd.	30,080,680	$1,278,763

		$1,278,763

Total Sri Lanka (identified cost $14,466,425)		$4,364,365

Total Common Stocks (identified cost $597,073,164)		$317,129,677

Index Funds — 2.2%

Security	Shares	Value
India — 2.2%
Banking Index Benchmark Exchange Traded Scheme — Bank BeES	950,000	$7,776,200

		$7,776,200

Total India (identified cost $16,358,895)		$7,776,200

Total Index Funds (identified cost $16,358,895)		$7,776,200

Total Investments — 91.1% (identified cost $613,432,059)		$324,905,877

Other Assets, Less Liabilities — 8.9%		$31,565,563

Net Assets — 100.0%		$356,471,440

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$613,597,524

Gross unrealized appreciation	$29,912,027
Gross unrealized depreciation	(318,603,674)

Net unrealized depreciation	$(288,691,647)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$13,484,411
Level 2	Other Significant Observable Inputs	311,421,466
Level 3	Significant Unobservable Inputs	—

Total		$324,905,877

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Institutional Short Term Income Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 24.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 16.7%
Abbey National North America, LLC, 0.50%, 4/13/09	$300	$299,950
Australia and New Zealand Banking Group, Ltd., 0.45%, 4/14/09(1)	500	499,919
Australia and New Zealand Banking Group, Ltd., 0.55%, 4/15/09(1)	500	499,893
Bank of Nova Scotia, 0.74%, 5/11/09	460	459,622
Bank of Nova Scotia, 0.47%, 5/28/09	750	749,442
BNP Paribas Finance, Inc., 0.34%, 4/27/09	750	749,816
BNP Paribas Finance, Inc., 0.75%, 6/19/09	671	669,895
CBA Finance, 0.45%, 4/14/09	235	234,962
Danske Corp., 0.95%, 5/18/09(1)	500	499,380
General Electric Capital Corp. TLGP, 0.38%, 4/27/09	600	599,835
ING (US) Funding, LLC, 1.09%, 4/28/09	500	499,591
Nordea North America, Inc., 0.65%, 5/11/09	500	499,639
Nordea North America, Inc., 0.78%, 6/8/09	489	488,280
Societe General North America, Inc., 0.95%, 4/1/09	500	500,000
Societe General North America, Inc., 0.50%, 4/14/09	500	499,910
Societe General North America, Inc., 0.97%, 5/4/09	500	499,555

		$8,249,689

Beverages — 1.0%
Coca-Cola Co. (The), 0.23%, 4/14/09(1)	$500	$499,958

		$499,958

Business Equipment and Services — 1.2%
Pitney Bowes, Inc., 0.28%, 4/6/09(1)	$594	$593,977

		$593,977

Chemicals — 2.0%
Praxair, Inc., 0.36%, 4/7/09	$500	$499,970
Praxair, Inc., 0.25%, 4/22/09	500	499,927

		$999,897

Drugs — 1.9%
Abbott Laboratories, 0.20%, 5/15/09(1)	$908	$907,778

		$907,778

Household Products — 2.0%
Procter and Gamble International Funding, 0.33%, 4/13/09(1)	$500	$499,945
Unilever Capital Corp., 0.30%, 4/8/09(1)	485	484,972

		$984,917

Total Commercial Paper (identified cost $12,236,216)		$12,236,216

1

Corporate Bonds & Notes — 2.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 2.5%
Citigroup, Inc., FDIC, 2.875%, 12/9/11	$500	$514,584
General Electric Capital Corp., 3.125%, 4/1/09	750	750,000

		$1,264,584

Total Corporate Bonds & Notes (identified cost $1,261,417)		$1,264,584

U.S. Government Agency Obligations — 60.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
5.00%, 10/15/12	$1,375	$1,403,952
Discount Note, 0.25%, 4/15/09	803	802,922
Discount Note, 0.15%, 4/24/09	1,532	1,531,853
Discount Note, 0.36%, 4/24/09	540	539,876
Discount Note, 0.25%, 4/30/09	420	419,916
Discount Note, 0.42%, 5/4/09	1,831	1,830,295
Discount Note, 0.40%, 5/5/09	270	269,898
Discount Note, 0.42%, 5/18/09	750	749,589
Discount Note, 0.53%, 7/14/09	1,550	1,547,627
Discount Note, 0.60%, 8/3/09	400	399,174
Discount Note, 0.70%, 8/20/09	300	299,177
Discount Note, 0.56%, 8/24/09	501	499,870
Discount Note, 0.70%, 9/25/09	1,325	1,320,440
Discount Note, 0.77%, 11/20/09	1,018	1,012,927
Discount Note, 0.85%, 1/4/10	1,500	1,490,154

		$14,117,670

Federal Home Loan Mortgage Corp.:
Discount Note, 0.32%, 4/28/09	$250	$249,940
Discount Note, 0.40%, 5/12/09	471	470,785
Discount Note, 0.48%, 6/1/09	1,346	1,344,905
Discount Note, 0.43%, 6/26/09	1,182	1,180,786
Discount Note, 0.36%, 8/3/09	1,300	1,298,388
Discount Note, 0.70%, 8/17/09	250	249,329
Discount Note, 0.53%, 8/24/09	1,002	999,861
Discount Note, 0.60%, 9/21/09	746	743,849
Discount Note, 0.85%, 11/20/09	550	546,975
Discount Note, 0.85%, 12/7/09	700	695,868

		$7,780,686

Federal National Mortgage Association:
Discount Note, 0.35%, 4/20/09	$1,113	$1,112,794
Discount Note, 0.25%, 5/18/09	481	480,843
Discount Note, 0.41%, 5/29/09	1,129	1,128,254

2

	Principal
	Amount
Security	(000’s omitted)	Value
Discount Note, 0.56%, 7/22/09	$2,056	$2,052,450
Discount Note, 0.35%, 7/31/09	202	201,762
Discount Note, 0.65%, 7/31/09	236	235,484
Discount Note, 0.63%, 10/1/09	1,004	1,000,785
Discount Note, 0.54%, 10/16/09	1,343	1,339,011
Discount Note, 0.85%, 12/1/09	275	273,416

		$7,824,799

Total U.S. Government Agency Obligations (identified cost $29,726,044)		$29,723,155

Commercial Mortgage-Backed Securities — 12.4%

	Principal
	Amount
Security	(000’s omitted)	Value
GSMS, Series 2001-Rock, Class A2FL, 0.856%, 5/3/18(2)(3)(4)	$3,000	$2,925,723
JPMCC, Series 2005-FL1A, Class A1, 0.666%, 2/15/19(2)(3)(4)	73	67,371
JPMCC, Series 2006-FL2A, Class A2, 0.686%, 11/15/18(2)(3)(4)	5,000	3,117,954

Total Commercial Mortgage-Backed Securities (identified cost $8,099,595)		$6,111,048

Total Investments — 99.9% (identified cost $51,323,272)		$49,335,003

Other Assets, Less Liabilities — 0.1%		$37,467

Net Assets — 100.0%		$49,372,470

FDIC	-	Federal Deposit Insurance Corporation

GSMS	-	GS Mortgage Securities Corporation II

JPMCC	-	JP Morgan Chase Commercial Mortgage Security Corp.

TLGP	-	Temporary Liquidity Guaranty Program of the FDIC

(1)		A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of the securities is $6,111,048 or 12.4% of the Fund’s net assets.

(3)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2009.

(4)		Private placement security that may be resold to qualified investors.

3

The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,323,272

Gross unrealized appreciation	$3,167
Gross unrealized depreciation	(1,991,436)

Net unrealized depreciation	$(1,988,269)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments
	Valuation Inputs	in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	49,335,003
Level 3	Significant Unobservable Inputs	—

Total		$49,335,003

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Investment Grade Income Fund as of March 31, 2009 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests all of its investable assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $11,939,812 and the Fund owned 8.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 27.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.2%
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$367,915

		$367,915

Appliances — 0.2%
Whirlpool Corp., 6.125%, 6/15/11	$320	$289,070

		$289,070

Banks — 2.1%
Bank of America Corp., 5.49%, 3/15/19	$750	$443,944
Goldman Sachs Group, Inc., 6.15%, 4/1/18	865	791,427
JPMorgan Chase & Co., 5.15%, 10/1/15	300	264,818
Morgan Stanley, MTN, 6.625%, 4/1/18	840	802,272
Wachovia Corp., MTN, 5.50%, 5/1/13	780	719,841

		$3,022,302

Beverages — 1.5%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$205	$170,623
Bottling Group LLC, 6.95%, 3/15/14	1,040	1,183,767
Diageo Capital PLC, 7.375%, 1/15/14	510	560,911
Miller Brewing Co., 5.50%, 8/15/13(1)	365	351,887

		$2,267,188

Broadcasting and Cable — 0.8%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$748,466
Time Warner Cable, Inc., 8.75%, 2/14/19	360	382,893

		$1,131,359

Building and Development — 0.0%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$84,000

		$84,000

Chemicals — 0.6%
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$870	$858,537

		$858,537

Communications Services — 0.5%
AT&T Inc., 4.85%, 2/15/14	$165	$166,750
AT&T Inc., 6.70%, 11/15/13	475	507,830

		$674,580

Computers — 0.3%
Hewlett-Packard Co., 4.50%, 3/1/13	$505	$519,800

		$519,800

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Manufacturing — 0.9%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$57,577
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,314,802

		$1,372,379

Drugs — 0.9%
Abbott Laboratories, 6.00%, 4/1/39	$420	$419,071
McKesson Corp., 6.50%, 2/15/14	340	352,041
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	355,569
Novartis Capital Corp., 4.125%, 2/10/14	145	148,337

		$1,275,018

Financial Services — 6.7%
American Express Credit Corp., 7.30%, 8/20/13	$465	$432,031
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	546,324
Associates Corp., N.A., 5.96%, 5/15/37	30	29,930
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	760,279
CIT Group, Inc., 5.80%, 10/1/36	215	118,603
CIT Group, Inc., 12.00%, 12/18/18(1)	330	191,839
Citigroup, Inc., 6.125%, 5/15/18	745	644,110
Citigroup, Inc., FDIC, 2.875%, 12/9/11	2,000	2,058,336
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,087,117
General Electric Capital Corp., 5.625%, 5/1/18	1,670	1,454,577
General Electric Capital Corp., MTN, 0.00%, 5/28/36(2)	540	535,275
HSBC Finance Corp., 5.25%, 1/14/11	775	664,632
IBM International Group Capital, 5.05%, 10/22/12	320	338,559
Merrill Lynch & Co., 5.70%, 5/2/17	785	465,465
Western Union Co., 6.50%, 2/26/14	410	418,469

		$9,745,546

Foods — 3.3%
Campbell Soup Co., 4.50%, 2/15/19	$245	$244,686
ConAgra Foods, Inc., 6.70%, 8/1/27	1,225	1,232,399
Kraft Foods, Inc., 6.875%, 1/26/39	650	640,195
Kroger Co., 6.80%, 4/1/11	595	628,912
McDonald’s Corp., 5.80%, 10/15/17	865	931,554
Safeway, Inc., 6.25%, 3/15/14	365	383,412
Yum! Brands, Inc., 6.25%, 3/15/18	830	775,223

		$4,836,381

Gas — 1.1%
Northwest Natural Gas, MTN, 6.65%, 11/10/27	$1,570	$1,594,710

		$1,594,710

Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$524,515

		$524,515

	Principal
	Amount
Security	(000’s omitted)	Value

Insurance — 1.1%
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$1,105	$730,848
The Travelers Cos, Inc., 5.80%, 5/15/18	875	850,464

		$1,581,312

Lodging and Gaming — 0.1%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$124,500

		$124,500

Medical Products — 0.7%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,037,874

		$1,037,874

Oil and Gas-Equipment and Services — 1.0%
Marathon Oil Corp., 6.50%, 2/15/14	$90	$91,470
Marathon Oil Corp., 7.50%, 2/15/19	215	216,984
Shell International Finance, 4.00%, 3/21/14	430	436,521
Transocean Inc., 7.375%, 4/15/18	650	668,392

		$1,413,367

Pipelines — 0.4%
Kinder Morgan Energy Partners L.P., 5.85%, 9/15/12	$640	$632,511

		$632,511

Retail-Drug Stores — 0.6%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$625,105
Walgreen Co., 5.25%, 1/15/19	240	241,165

		$866,270

Retail-Specialty and Apparel — 0.9%
Costco Wholesale Corp., 5.50%, 3/15/17	$730	$770,887
Staples, Inc., 9.75%, 1/15/14	520	544,885

		$1,315,772

Software — 0.4%
Oracle Corp., 6.50%, 4/15/38	$600	$600,370

		$600,370

Tobacco — 0.9%
Altria Group, Inc., 9.95%, 11/10/38	$440	$440,121
Philip Morris International, Inc., 5.65%, 5/16/18	870	865,961

		$1,306,082

Transport-Services — 0.4%
United Parcel Service, Inc., 3.875%, 4/1/14	$525	$526,877

		$526,877

	Principal
	Amount
Security	(000’s omitted)	Value

Utilities — 1.2%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$549,988
Georgia Power Co., 5.70%, 6/1/17	565	585,030
Southern California Edison Co., 4.15%, 9/15/14	150	152,169
Southern California Edison Co., 6.05%, 3/15/39	490	490,318

		$1,777,505

Total Corporate Bonds (identified cost $42,440,081)		$39,745,740

Agency Mortgage-Backed Securities — 34.6%

	Principal
	Amount
Security	(000’s omitted)	Value

FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$575	$564,048
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	34	35,508
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	328	343,059
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	542	566,377
FHLMC, Gold Pool #G04309, 5.50%, 5/1/38	8,076	8,391,269
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,475	3,609,242
FHLMC, PAC CMO, Series 1758, Class G, 5.50%, 10/15/09(4)	0	225
FHLMC, PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	335	339,888
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	266	273,289
FNMA, Pool #256673, 5.50%, 4/1/37	5,949	6,183,764
FNMA, Pool #257169, 4.50%, 3/1/38	4,307	4,404,611
FNMA, Pool #448183, 5.50%, 10/1/13	57	59,854
FNMA, Pool #535454, 6.00%, 2/1/15	119	124,457
FNMA, Pool #545937, 6.00%, 6/1/14	103	108,136
FNMA, Pool #545948, 6.00%, 12/1/14	77	80,278
FNMA, Pool #888222, 6.00%, 2/1/37	8,560	8,956,696
FNMA, Pool #889040, 5.00%, 6/1/37	3,173	3,278,517
FNMA, Pool #918109, 5.00%, 5/1/37	6,737	6,959,974
FNMA, Pool #929009, 6.00%, 1/1/38	4,894	5,119,982
GNMA, PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	811	861,709
GNMA, Pool #781412, 6.50%, 2/15/17	324	343,253

Total Agency Mortgage-Backed Securities (identified cost $48,076,301)		$50,604,136

Commercial Mortgage-Backed Securities — 5.6%

	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	$426	$418,757
GSMS, Series 2001-Rock, Class A2FL, 0.855%, 5/3/18(1)(2)(3)	2,000	1,950,482
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	328	318,968
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	755,183
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	855,424
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,332,195
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	616,448
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	26	25,912
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	839	801,385
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,075,178

Total Commercial Mortgage-Backed Securities (identified cost $9,239,079)		$8,149,932

Asset-Backed Securities — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value

CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,119,627
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	589,948
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	559,529

Total Asset-Backed Securities (identified cost $2,304,613)		$2,269,104

U.S. Government Agency Bonds — 7.9%

	Principal
	Amount
Security	(000’s omitted)	Value

FHLB, 2.25%, 4/13/12	$4,140	$4,176,048
FNMA, 4.125%, 4/15/14	3,000	3,226,851
FNMA, 4.75%, 11/19/12	2,750	3,017,421
FNMA, 4.875%, 12/15/16	1,065	1,179,375

Total U.S. Government Agency Bonds (identified cost $10,977,775)		$11,599,695

U.S. Treasury Obligations — 18.8%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$4,033,753
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	11,025,000
U.S. Treasury Note, 0.875%, 1/31/11	2,000	2,005,006
U.S. Treasury Note, 1.50%, 12/31/13	500	498,907
U.S. Treasury Note, 1.75%, 11/15/11	315	321,203
U.S. Treasury Note, 3.875%, 10/31/12	1,100	1,198,657
U.S. Treasury Note, 4.25%, 8/15/13	30	33,623
U.S. Treasury Note, 4.625%, 2/15/17	7,185	8,350,321

Total U.S. Treasury Obligations (identified cost $24,148,989)		$27,466,470

Preferred Securities — 1.1%

Security	Shares	Value

Banks — 0.4%
Bank of America Corp., Series I, 6.625%	30,000	$279,000
PNC Financial Services Group, Inc., Series F, 9.875%(2)	17,000	310,080

		$589,080

Diversified Financial Services — 0.4%
PPTT, 2006-A GS, Class A, 5.875%(1)(2)	8,000	$554,225

		$554,225

Insurance — 0.3%
RAM Holdings, Ltd., Series A, 7.50%(2)	2,000	$432,000

		$432,000

Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50%(1)	21,150	$211

		$211

Total Preferred Stocks (identified cost $4,034,443)		$1,575,516

Interest Rate Swaptions — 0.0%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA and pay 5.81%	2/11/10	$6,000,000	$19,860

Total Interest Rate Swaptions (identified cost $178,811)			$19,860

Short-Term Investments — 2.5%

	Interest/
	Principal Amount
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.07%(5)	$3,021	$3,020,544

Eaton Vance Cash Collateral Fund, LLC, 0.85%(5)	3	3,061

General Electric Capital Corp., MTN, 3.125%, 4/1/09	650	650,000

Total Short-Term Investments (identified cost $3,696,336)		$3,673,605

Total Investments — 99.3% (identified cost $145,096,428)		$145,104,058

Other Assets, Less Liabilities — 0.7%		$1,044,131

Net Assets — 100.0%		$146,148,189

CHAIT	-	Chase Issuance Trust
CMO	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GECMC	-	General Electric Commercial Mortgage Corporation
GNMA	-	Government National Mortgage Association (Ginnie Mae)
GSMS	-	GS Mortgage Securities Corporation II
HAROT	-	Honda Auto Receivables Owner Trust
HART	-	Hyundai Auto Receivables Trust
L-UCMT	-	LB-UBS Commercial Mortgage Trust
MLMT	-	Merrill Lynch Mortgage Trust
MTN	-	Medium-Term Note
NASC	-	Nomura Asset Securities Corporation
PAC	-	Planned Amortization Class
PPTT	-	Preferred Pass-Through Trust 2006
WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of the securities is $3,048,644 or 2.1% of the Portfolio’s net assets.
(2)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2009.
(3)		Private placement security that may be resold to qualified investors.
(4)		Principal amount is less than $1,000.
(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. Income earned from the investment in Eaton Vance Cash Collateral Fund, LLC and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 were $38 and $2,462, respectively.

A summary of financial instruments outstanding at March 31, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount	Annual	Termination	Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)**	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(98,316)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880	6/20/2012	(63,900)

						$(162,216)

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual	Termination	Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$66,767

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At March 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

The Portfolio is also subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio may purchase interest rate swaptions, which give the Portfolio the right, but not the obligation, to enter into interest rate swap contracts. The Portfolio’s maximum risk of loss from purchased swaptions is the premium paid.

At March 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position was as follows:

Derivatives not accounted	Asset	Liability
for as hedging instruments	Derivatives	Derivatives
under FASB Statement No. 133	Fair Value	Fair Value
Interest Rate Contracts	$19,860	$—
Credit Contracts	$66,767	$162,216

Total	$86,627	$162,216

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,849,044

Gross unrealized appreciation	$7,602,009
Gross unrealized depreciation	(7,346,995)

Net unrealized appreciation	$255,014

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$4,044,685	$—
Level 2	Other Significant Observable Inputs	141,059,373	(95,449)
Level 3	Significant Unobservable Inputs	—	—

Total		$145,104,058	$(95,449)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Growth Fund as of March 31, 2009 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $76,532,481 and the Fund owned 83.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Aerospace & Defense — 3.2%
Lockheed Martin Corp.	12,500	$862,875
Rockwell Collins, Inc.	30,500	995,520
United Technologies Corp.	25,700	1,104,586

		$2,962,981

Air Freight & Logistics — 0.7%
FedEx Corp.	14,400	$640,656

		$640,656

Beverages — 3.8%
Coca-Cola Co. (The)	31,900	$1,402,005
PepsiCo, Inc.	40,850	2,102,958

		$3,504,963

Biotechnology — 5.6%
Amgen, Inc.(1)	17,000	$841,840
Biogen Idec, Inc.(1)	33,200	1,740,344
Celgene Corp.(1)	29,000	1,287,600
Gilead Sciences, Inc.(1)	28,200	1,306,224

		$5,176,008

Capital Markets — 3.1%
Invesco, Ltd.	61,000	$845,460
Morgan Stanley	48,400	1,102,068
Northern Trust Corp.	15,200	909,264

		$2,856,792

Chemicals — 1.6%
Monsanto Co.	17,900	$1,487,490

		$1,487,490

Commercial Services & Supplies — 1.4%
Waste Management, Inc.	48,500	$1,241,600

		$1,241,600

Communications Equipment — 5.5%
Cisco Systems, Inc.(1)	140,200	$2,351,154
QUALCOMM, Inc.	69,200	2,692,572

		$5,043,726

Computers & Peripherals — 6.2%
Apple, Inc.(1)	19,500	$2,049,840
Hewlett-Packard Co.	56,500	1,811,390
International Business Machines Corp.	19,000	1,840,910

		$5,702,140

1

Security	Shares	Value
Construction & Engineering — 1.1%
Fluor Corp.	30,000	$1,036,500

		$1,036,500

Distributors — 1.4%
LKQ Corp.(1)	88,000	$1,255,760

		$1,255,760

Diversified Financial Services — 1.9%
CME Group, Inc.	4,000	$985,560
JPMorgan Chase & Co.	28,400	754,872

		$1,740,432

Electrical Equipment — 1.8%
Emerson Electric Co.	28,200	$805,956
First Solar, Inc.(1)	6,500	862,550

		$1,668,506

Electronic Equipment, Instruments & Components — 1.0%
Agilent Technologies, Inc.(1)	62,500	$960,625

		$960,625

Energy Equipment & Services — 2.7%
Halliburton Co.	70,600	$1,092,182
Schlumberger, Ltd.	35,000	1,421,700

		$2,513,882

Food & Staples Retailing — 3.4%
Walgreen Co.	47,000	$1,220,120
Wal-Mart Stores, Inc.	35,700	1,859,970

		$3,080,090

Food Products — 1.1%
Nestle SA	31,000	$1,047,315

		$1,047,315

Health Care Equipment & Supplies — 5.0%
Becton, Dickinson and Co.	22,500	$1,512,900
Covidien, Ltd.	31,000	1,030,440
Medtronic, Inc.	26,000	766,220
St. Jude Medical, Inc.(1)	35,100	1,275,183

		$4,584,743

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.(1)	86,000	$955,460

		$955,460

Household Products — 1.9%
Colgate-Palmolive Co.	29,000	$1,710,420

		$1,710,420

2

Security	Shares	Value
Industrial Conglomerates — 1.0%
3M Co.	18,700	$929,764

		$929,764

Internet Software & Services — 4.6%
Google, Inc., Class A(1)	8,000	$2,784,480
Yahoo!, Inc.(1)	109,500	1,402,695

		$4,187,175

IT Services — 3.0%
Cognizant Technology Solutions Corp.(1)	68,000	$1,413,720
MasterCard, Inc., Class A	7,900	1,323,092

		$2,736,812

Machinery — 1.3%
Deere & Co.	36,200	$1,189,894

		$1,189,894

Media — 2.8%
Discovery Communications, Inc., Class A(1)	85,600	$1,371,312
Walt Disney Co.	65,300	1,185,848

		$2,557,160

Metals & Mining — 3.5%
BHP Billiton, Ltd., ADR	22,000	$981,200
Freeport-McMoRan Copper & Gold, Inc.	34,800	1,326,228
Nucor Corp.	23,900	912,263

		$3,219,691

Oil, Gas & Consumable Fuels — 5.2%
Devon Energy Corp.	22,600	$1,009,994
Exxon Mobil Corp.	13,682	931,744
Hess Corp.	26,400	1,430,880
Occidental Petroleum Corp.	24,800	1,380,120

		$4,752,738

Pharmaceuticals — 3.2%
Abbott Laboratories	20,500	$977,850
Bristol-Myers Squibb Co.	53,300	1,168,336
Johnson & Johnson	15,500	815,300

		$2,961,486

Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	17,500	$1,052,625

		$1,052,625

3

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 7.3%
ASML Holding NV	72,900	$1,276,479
Atheros Communications, Inc.(1)	59,000	864,940
Broadcom Corp., Class A(1)	47,000	939,060
Intel Corp.	87,000	1,309,350
Linear Technology Corp.	40,800	937,584
NVIDIA Corp.(1)	136,000	1,340,960

		$6,668,373

Software — 5.6%
McAfee, Inc.(1)	43,000	$1,440,500
Microsoft Corp.	111,420	2,046,786
Oracle Corp.(1)	89,500	1,617,265

		$5,104,551

Specialty Retail — 4.0%
Bed Bath & Beyond, Inc.(1)	35,500	$878,625
Best Buy Co., Inc.	44,400	1,685,424
Staples, Inc.	62,300	1,128,253

		$3,692,302

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	19,900	$933,111

		$933,111

Tobacco — 1.4%
Philip Morris International, Inc.	36,300	$1,291,554

		$1,291,554

Total Common Stocks (identified cost $105,445,921)		$90,447,325

Short-Term Investments — 2.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$2,205	$2,205,290

Total Short-Term Investments (identified cost $2,205,290)		$2,205,290

Total Investments — 100.8% (identified cost $107,651,211)		$92,652,615

Other Assets, Less Liabilities — (0.8)%		$(692,132)

Net Assets — 100.0%		$91,960,483

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $1,024.

4

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,759,589

Gross unrealized appreciation	$4,086,157
Gross unrealized depreciation	(19,193,131)

Net unrealized depreciation	$(15,106,974)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$91,605,300
Level 2	Other Significant Observable Inputs	1,047,315
Level 3	Significant Unobservable Inputs	—

Total		$92,652,615

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.

5

Eaton Vance Large-Cap Value Fund as of March 31, 2009 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $9,649,874,315 and the Fund owned 99.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 4.7%
General Dynamics Corp.	1,500,000	$62,385,000
Lockheed Martin Corp.	2,025,000	139,785,750
Raytheon Co.	1,800,000	70,092,000
United Technologies Corp.	4,250,000	182,665,000

		$454,927,750

Beverages — 0.8%
PepsiCo, Inc.	1,500,000	$77,220,000

		$77,220,000

Biotechnology — 2.7%
Amgen, Inc.(1)	3,500,000	$173,320,000
Biogen Idec, Inc.(1)	1,750,000	91,735,000

		$265,055,000

Capital Markets — 2.9%
Franklin Resources, Inc.	1,000,000	$53,870,000
Goldman Sachs Group, Inc.	1,050,000	111,321,000
Northern Trust Corp.	2,000,000	119,640,000

		$284,831,000

Chemicals — 0.9%
Air Products and Chemicals, Inc.	1,500,000	$84,375,000

		$84,375,000

Commercial Banks — 1.6%
Wells Fargo & Co.	11,000,000	$156,640,000

		$156,640,000

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	4,250,000	$108,800,000

		$108,800,000

Communications Equipment — 0.7%
Cisco Systems, Inc.(1)	4,250,000	$71,272,500

		$71,272,500

Computers & Peripherals — 4.8%
Hewlett-Packard Co.	7,500,000	$240,450,000
International Business Machines Corp.	2,350,000	227,691,500

		$468,141,500

Consumer Finance — 0.5%
Capital One Financial Corp.	4,000,000	$48,960,000

		$48,960,000

1

Security	Shares	Value
Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	10,250,000	$272,445,000

		$272,445,000

Diversified Telecommunication Services — 5.2%
AT&T, Inc.	10,200,000	$257,040,000
Verizon Communications, Inc.	8,350,000	252,170,000

		$509,210,000

Electric Utilities — 3.5%
Edison International	6,000,000	$172,860,000
FirstEnergy Corp.	4,250,000	164,050,000

		$336,910,000

Electrical Equipment — 0.7%
Emerson Electric Co.	2,500,000	$71,450,000

		$71,450,000

Energy Equipment & Services — 1.3%
Diamond Offshore Drilling, Inc.(2)	2,000,000	$125,720,000

		$125,720,000

Food & Staples Retailing — 5.8%
CVS Caremark Corp.	8,500,000	$233,665,000
Kroger Co. (The)	10,500,000	222,810,000
Wal-Mart Stores, Inc.	2,000,000	104,200,000

		$560,675,000

Food Products — 2.5%
Nestle SA	7,250,000	$244,936,648

		$244,936,648

Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(1)	11,000,000	$87,450,000
Covidien, Ltd.	3,000,000	99,720,000

		$187,170,000

Health Care Providers & Services — 1.0%
Aetna, Inc.	2,000,000	$48,660,000
UnitedHealth Group, Inc.	2,500,000	52,325,000

		$100,985,000

Household Products — 1.3%
Clorox Co. (The)	1,050,000	$54,054,000
Kimberly-Clark Corp.	1,500,000	69,165,000

		$123,219,000

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(1)	3,000,000	$52,800,000

		$52,800,000

2

Security	Shares	Value
Insurance — 7.2%
ACE, Ltd.	3,750,000	$151,500,000
Chubb Corp.	5,000,000	211,600,000
MetLife, Inc.	4,000,000	91,080,000
Travelers Companies, Inc. (The)	6,000,000	243,840,000

		$698,020,000

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	2,000,000	$71,340,000

		$71,340,000

Machinery — 0.8%
Deere & Co.	2,250,000	$73,957,500

		$73,957,500

Media — 3.5%
Comcast Corp., Class A	12,500,000	$170,500,000
Vivendi SA	6,500,000	171,918,091

		$342,418,091

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR(2)	2,000,000	$89,200,000
Nucor Corp.	1,750,000	66,797,500

		$155,997,500

Multi-Utilities — 3.0%
PG&E Corp.	2,500,000	$95,550,000
Public Service Enterprise Group, Inc.	6,750,000	198,922,500

		$294,472,500

Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	3,000,000	$116,670,000
Apache Corp.	1,000,000	64,090,000
Chevron Corp.	3,600,000	242,064,000
ConocoPhillips	1,250,000	48,950,000
Devon Energy Corp.	1,000,000	44,690,000
Exxon Mobil Corp.	3,400,000	231,540,000
Hess Corp.	1,000,000	54,200,000
Occidental Petroleum Corp.	4,000,000	222,600,000
Peabody Energy Corp.	2,000,000	50,080,000
Total SA	4,750,000	234,884,624
XTO Energy, Inc.	2,250,000	68,895,000

		$1,378,663,624

3

Security	Shares	Value
Pharmaceuticals — 8.3%
Abbott Laboratories	1,150,000	$54,855,000
Bristol-Myers Squibb Co.	3,519,172	77,140,250
Johnson & Johnson	4,500,000	236,700,000
Merck & Co., Inc.	4,000,000	107,000,000
Pfizer, Inc.	15,000,000	204,300,000
Schering-Plough Corp.	5,426,619	127,796,878

		$807,792,128

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.(2)	2,000,000	$94,120,000
Boston Properties, Inc.	1,500,000	52,545,000

		$146,665,000

Road & Rail — 1.3%
Burlington Northern Santa Fe Corp.	2,150,000	$129,322,500

		$129,322,500

Software — 1.3%
Microsoft Corp.	4,000,000	$73,480,000
Oracle Corp.(1)	2,750,000	49,692,500

		$123,172,500

Specialty Retail — 3.8%
Best Buy Co., Inc.	4,000,000	$151,840,000
Staples, Inc.	8,000,000	144,880,000
TJX Companies., Inc. (The)	3,000,000	76,920,000

		$373,640,000

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	2,000,000	$93,780,000

		$93,780,000

Tobacco — 1.9%
Philip Morris International, Inc.	5,250,000	$186,795,000

		$186,795,000

Total Common Stocks (identified cost $10,935,585,684)		$9,481,779,741

4

Short-Term Investments — 4.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(3)	$261,574	$261,574,179
Eaton Vance Cash Collateral Fund, LLC, 0.85%(3)(4)	185,395	185,394,594

Total Short-Term Investments (identified cost $446,952,394)		$446,968,773

Total Investments — 102.0% (identified cost $11,382,538,078)		$9,928,748,514

Other Assets, Less Liabilities — (2.0)%		$(191,645,595)

Net Assets — 100.0%		$9,737,102,919

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. For the fiscal year to date ended March 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $421,935, and net income allocated from the investment in Cash Management Portfolio was $247,990.
(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at March 31, 2009. At March 31, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At March 31, 2009, the Portfolio loaned securities having a market value of $174,730,640 and received $184,787,250 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $184,787,250 to repay collateral amounts upon the return of loaned securities.

5

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,427,387,778

Gross unrealized appreciation	$110,380,322
Gross unrealized depreciation	(1,609,019,586)

Net unrealized depreciation	$(1,498,639,264)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$9,277,009,151
Level 2	Other Significant Observable Inputs	651,739,363
Level 3	Significant Unobservable Inputs	—

Total		$9,928,748,514

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Real Estate Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Hotels, Restaurants & Leisure — 5.1%
Choice Hotels International, Inc.	185	$4,777
Marriott International, Inc., Class A	575	9,407

		$14,184

Other — 0.6%
Brookfield Properties Corp.	305	1,751

		$1,751

Real Estate Investment Trusts — 91.4%

Security	Shares	Value
Health Care — 7.0%
Cogdell Spencer, Inc.	300	$1,530
Health Care REIT, Inc.	205	6,271
Nationwide Health Properties, Inc.	315	6,990
Ventas, Inc.	210	4,748

		$19,539

Hotels & Resorts — 3.1%
DiamondRock Hospitality Co.	420	$1,684
Host Hotels & Resorts, Inc.	1,760	6,899

		$8,583

Industrial — 5.0%
AMB Property Corp.	275	$3,960
DCT Industrial Trust, Inc.	500	1,585
EastGroup Properties, Inc.	175	4,912
ProLogis	525	3,412

		$13,869

Mall — 10.3%
Macerich Company (The)	235	$1,471
Simon Property Group, Inc.	709	24,560
Taubman Centers, Inc.	160	2,726

		$28,757

Office — 24.5%
Alexandria Real Estate Equities, Inc.	215	$7,826
Boston Properties, Inc.	465	16,289
Corporate Office Properties Trust	190	4,718
Douglas Emmett, Inc.	850	6,281
Highwoods Properties, Inc.	460	9,853
Liberty Property Trust, Inc.	320	6,061
Mack-Cali Realty Corp.	175	3,467
SL Green Realty Corp.	35	378
Vornado Realty Trust	396	13,163

		$68,036

Residential — 21.2%
American Campus Communities, Inc.	335	$5,816
AvalonBay Communities, Inc.	432	20,330
BRE Properties, Inc.	95	1,865
Camden Property Trust	170	3,669
Equity Residential	860	15,781
Essex Property Trust, Inc.	90	5,161
Mid-America Apartment Communities, Inc.	185	5,704

1

Security	Shares	Value
Post Properties, Inc.	65	$659

		$58,985

Shopping Center — 10.7%
Acadia Realty Trust	362	$3,841
Equity One, Inc.	120	1,463
Federal Realty Investment Trust	280	12,880
Kimco Realty Corp.	650	4,953
Regency Centers Corp.	255	6,775

		$29,912

Storage — 9.6%
Extra Space Storage, Inc.	350	$1,928
Public Storage, Inc.	405	22,376
U-Store-It Trust	1,150	2,323

		$26,627

Total Real Estate Investment Trusts		$254,308

Total Common Stocks (identified cost $568,624)		$270,243

Short-Term Investments — 4.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(1)	$13	$12,521

Total Short-Term Investments (identified cost $12,521)		$12,521

Total Investments — 101.6% (identified cost $581,145)		$282,764

Other Assets, Less Liabilities — (1.6)%		$(4,537)

Net Assets — 100.0%		$278,227

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $14.

2

The Fund did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$585,435

Gross unrealized appreciation	$372
Gross unrealized depreciation	(303,043)

Net unrealized depreciation	$(302,671)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$282,764
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$282,764

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of other investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Small-Cap Fund as of March 31, 2009 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $51,588,199 and the Fund owned 85.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 3.4%
Alliant Techsystems, Inc.(1)	14,300	$957,814
Axsys Technologies, Inc.(1)	26,360	1,108,174

		$2,065,988

Capital Markets — 3.6%
Affiliated Managers Group, Inc.(1)	26,250	$1,094,887
Lazard, Ltd., Class A	36,510	1,073,394

		$2,168,281

Chemicals — 2.7%
Calgon Carbon Corp.(1)	47,950	$679,451
Terra Industries, Inc.	34,750	976,127

		$1,655,578

Commercial Banks — 2.0%
Cullen/Frost Bankers, Inc.	23,140	$1,086,192
Iberiabank Corp.	3,310	152,061

		$1,238,253

Computers & Peripherals — 1.3%
Stratasys, Inc.(1)	98,595	$815,381

		$815,381

Construction & Engineering — 4.5%
Foster Wheeler AG(1)	48,250	$842,927
Granite Construction, Inc.	27,360	1,025,453
Perini Corp.(1)	68,840	846,732

		$2,715,112

Distributors — 2.2%
LKQ Corp.(1)	91,550	$1,306,419

		$1,306,419

Electrical Equipment — 0.6%
Energy Conversion Devices, Inc.(1)	28,930	$383,901

		$383,901

Electronic Equipment, Instruments & Components — 2.8%
FLIR Systems, Inc.(1)	41,290	$845,619
National Instruments Corp.	47,000	876,550

		$1,722,169

Energy Equipment & Services — 3.0%
CARBO Ceramics, Inc.	27,640	$786,082
NATCO Group, Inc., Class A(1)	54,570	1,033,010

		$1,819,092

1

Security	Shares	Value
Food Products — 3.2%
Corn Products International, Inc.	42,520	$901,424
Ralcorp Holdings, Inc.(1)	18,780	1,011,866

		$1,913,290

Health Care Equipment & Supplies — 4.7%
IDEXX Laboratories, Inc.(1)	27,610	$954,754
ResMed, Inc.(1)	14,830	524,092
West Pharmaceutical Services, Inc.	28,205	925,406
Wright Medical Group, Inc.(1)	35,320	460,220

		$2,864,472

Health Care Providers & Services — 2.0%
VCA Antech, Inc.(1)	53,170	$1,198,984

		$1,198,984

Hotels, Restaurants & Leisure — 2.5%
Jack in the Box, Inc.(1)	26,920	$626,967
Scientific Games Corp., Class A(1)	71,410	864,775

		$1,491,742

Household Products — 1.6%
Church & Dwight Co., Inc.	18,445	$963,382

		$963,382

Insurance — 6.0%
Fidelity National Financial, Inc., Class A	62,400	$1,217,424
Hanover Insurance Group, Inc. (The)	18,320	527,982
HCC Insurance Holdings, Inc.	36,940	930,519
Markel Corp.(1)	3,450	979,386

		$3,655,311

IT Services — 3.8%
Euronet Worldwide, Inc.(1)	108,445	$1,416,292
SAIC, Inc.(1)	48,710	909,416

		$2,325,708

Life Sciences Tools & Services — 1.3%
Parexel International Corp.(1)	81,510	$793,092

		$793,092

Machinery — 3.3%
Astec Industries, Inc.(1)	40,330	$1,057,856
Valmont Industries, Inc.	18,210	914,324

		$1,972,180

Metals & Mining — 1.5%
IAMGOLD Corp.	104,520	$893,646

		$893,646

2

Security	Shares	Value
Multiline Retail — 3.0%
Big Lots, Inc.(1)	36,780	$764,288
Dollar Tree, Inc.(1)	23,180	1,032,669

		$1,796,957

Multi-Utilities — 1.6%
CMS Energy Corp.	83,490	$988,522

		$988,522

Oil, Gas & Consumable Fuels — 6.0%
Forest Oil Corp.(1)	19,220	$252,743
Goodrich Petroleum Corp.(1)	38,100	737,616
Petrohawk Energy Corp.(1)	63,030	1,212,067
Range Resources Corp.	13,160	541,666
Walter Industries, Inc.	37,830	865,172

		$3,609,264

Personal Products — 3.5%
Chattem, Inc.(1)	19,025	$1,066,351
Mead Johnson Nutrition Co., Class A(1)	36,834	1,063,398

		$2,129,749

Pharmaceuticals — 1.7%
Perrigo Co.	41,990	$1,042,612

		$1,042,612

Professional Services — 3.3%
FTI Consulting, Inc.(1)	22,640	$1,120,227
Robert Half International, Inc.	50,950	908,439

		$2,028,666

Road & Rail — 2.8%
Kansas City Southern(1)	57,480	$730,571
Landstar System, Inc.	29,270	979,667

		$1,710,238

Semiconductors & Semiconductor Equipment — 9.6%
Atheros Communications, Inc.(1)	66,660	$977,236
Cypress Semiconductor Corp.(1)	196,190	1,328,206
Intersil Corp., Class A	79,030	908,845
MEMC Electronic Materials, Inc.(1)	53,380	880,236
ON Semiconductor Corp.(1)	195,120	760,968
Varian Semiconductor Equipment Associates, Inc.(1)	45,210	979,249

		$5,834,740

Software — 3.9%
Sybase, Inc.(1)	40,429	$1,224,594
Synopsys, Inc.(1)	55,510	1,150,722

		$2,375,316

3

Security	Shares	Value
Specialty Retail — 3.4%
Advance Auto Parts, Inc.	34,360	$1,411,509
Hibbett Sports, Inc.(1)	16,110	309,634
Jo-Ann Stores, Inc.(1)	19,060	311,440

		$2,032,583

Trading Companies & Distributors — 1.6%
GATX Corp.	47,090	$952,631

		$952,631

Total Common Stocks (identified cost $67,537,465)		$58,463,259

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$2,303	$2,302,864

Total Short-Term Investments (identified cost $2,302,864)		$2,302,864

Total Investments — 100.2% (identified cost $69,840,329)		$60,766,123

Other Assets, Less Liabilities — (0.2)%		$(149,392)

Net Assets — 100.0%		$60,616,731

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $2,020.

4

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,033,915

Gross unrealized appreciation	$3,461,664
Gross unrealized depreciation	(12,729,456)

Net unrealized depreciation	$(9,267,792)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$60,766,123
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$60,766,123

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Small-Cap Value Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
Auto Components — 1.7%
BorgWarner, Inc.	13,300	$269,990

		$269,990

Chemicals — 2.6%
RPM International, Inc.	31,400	$399,722

		$399,722

Commercial Banks — 7.3%
Glacier Bancorp, Inc.	19,100	$300,061
Prosperity Bancshares, Inc.	15,000	410,250
Trustmark Corp.	22,900	420,902

		$1,131,213

Commercial Services & Supplies — 1.0%
Brink’s Co. (The)	5,800	$153,468

		$153,468

Communications Equipment — 3.6%
Brocade Communications Systems, Inc.(1)	89,900	$310,155
NETGEAR, Inc.(1)	20,000	241,000

		$551,155

Containers & Packaging — 2.6%
AptarGroup, Inc.	13,100	$407,934

		$407,934

Electric Utilities — 5.7%
Cleco Corp.	16,100	$349,209
Portland General Electric Co.	11,900	209,321
Westar Energy, Inc.	18,300	320,799

		$879,329

Electrical Equipment — 2.2%
A.O. Smith Corp.	13,300	$334,894

		$334,894

Electronic Equipment, Instruments & Components — 2.0%
Mettler Toledo International, Inc.(1)	6,100	$313,113

		$313,113

Energy Equipment & Services — 2.9%
Bristow Group, Inc.(1)	9,900	$212,157

1

Security	Shares	Value
Oil States International, Inc.(1)	17,200	$230,824

		$442,981

Food & Staples Retailing — 2.3%
BJ’s Wholesale Club, Inc.(1)	11,000	$351,890

		$351,890

Gas Utilities — 2.8%
Piedmont Natural Gas Co., Inc.	16,900	$437,541

		$437,541

Health Care Equipment & Supplies — 4.7%
Teleflex, Inc.	9,200	$359,628
West Pharmaceutical Services, Inc.	11,300	370,753

		$730,381

Health Care Providers & Services — 2.5%
Owens & Minor, Inc.	11,900	$394,247

		$394,247

Hotels, Restaurants & Leisure — 2.4%
Jack in the Box, Inc.(1)	15,700	$365,653

		$365,653

Household Durables — 1.7%
Tupperware Brands Corp.	15,100	$256,549

		$256,549

Household Products — 2.2%
Church & Dwight Co., Inc.	6,500	$339,495

		$339,495

Insurance — 4.2%
Aspen Insurance Holdings, Ltd.	5,400	$121,284
IPC Holdings, Ltd.	19,800	535,392

		$656,676

IT Services — 3.7%
MAXIMUS, Inc.	10,500	$418,530
Perot Systems Corp., Class A(1)	12,000	154,560

		$573,090

Machinery — 10.7%
Barnes Group, Inc.	25,000	$267,250
Crane Co.	11,500	194,120
Gardner Denver, Inc.(1)	14,200	308,708
Lincoln Electric Holdings, Inc.	5,700	180,633
Nordson Corp.	10,700	304,201
Timken Co. (The)	6,300	87,948
Trinity Industries, Inc.	3,700	33,818
Wabtec Corp.	10,500	276,990

		$1,653,668

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.9%
Walter Industries, Inc.	12,900	$295,023

		$295,023

Personal Products — 1.8%
Chattem, Inc.(1)	5,100	$285,855

		$285,855

Professional Services — 2.7%
Watson Wyatt Worldwide, Inc.	8,600	$424,582

		$424,582

Real Estate Investment Trusts (REITs) — 5.0%
Senior Housing Properties Trust	26,500	$371,530
Tanger Factory Outlet Centers	12,900	398,094

		$769,624

Specialty Retail — 2.8%
Dick’s Sporting Goods, Inc.(1)	30,200	$430,954

		$430,954

Textiles, Apparel & Luxury Goods — 4.3%
Carter’s, Inc.(1)	23,400	$440,154
Hanesbrands, Inc.(1)	24,500	234,465

		$674,619

Thrifts & Mortgage Finance — 3.9%
First Niagara Financial Group, Inc.	30,700	$334,630
Washington Federal, Inc.	20,300	269,787

		$604,417

Total Common Stocks (identified cost $15,214,442)		$14,128,063

Investment Funds — 4.3%

Security	Shares	Value
iShares Russell 2000 Value Index Fund	16,900	$666,874

		$666,874

Total Investment Funds (identified cost $800,706)		$666,874

Total Investments — 95.5% (identified cost $16,015,148)		$14,794,937

Other Assets, Less Liabilities — 4.5%		$692,139

Net Assets — 100.0%		$15,487,076

(1)	Non-income producing security.

3

The Fund did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,028,140

Gross unrealized appreciation	$732,442
Gross unrealized depreciation	(1,965,645)

Net unrealized depreciation	$(1,233,203)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments
	Valuation Inputs	in Securities
Level 1	Quoted Prices	$14,794,937
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$14,794,937

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Special Equities Fund as of March 31, 2009 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2009, the value of the Fund’s investment in the Portfolio was $51,290,158 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
Alliant Techsystems, Inc.(1)	15,030	$1,006,709

		$1,006,709

Capital Markets — 3.6%
Affiliated Managers Group, Inc.(1)	17,170	$716,161
Lazard, Ltd., Class A	39,220	1,153,068

		$1,869,229

Chemicals — 5.0%
Calgon Carbon Corp.(1)	43,375	$614,624
Ecolab, Inc.	31,600	1,097,468
Terra Industries, Inc.	30,970	869,947

		$2,582,039

Commercial Banks — 1.8%
Cullen/Frost Bankers, Inc.	20,090	$943,025

		$943,025

Communications Equipment — 1.8%
Harris Corp.	31,340	$906,980

		$906,980

Computers & Peripherals — 1.3%
Stratasys, Inc.(1)	79,000	$653,330

		$653,330

Construction & Engineering — 4.3%
Foster Wheeler AG(1)	44,380	$775,319
Granite Construction, Inc.	21,990	824,185
Perini Corp.(1)	49,860	613,278

		$2,212,782

Distributors — 2.3%
LKQ Corp.(1)	82,360	$1,175,277

		$1,175,277

Electrical Equipment — 0.6%
Energy Conversion Devices, Inc.(1)	24,490	$324,982

		$324,982

Electronic Equipment, Instruments & Components — 3.1%
FLIR Systems, Inc.(1)	38,130	$780,902
National Instruments Corp.	42,520	792,998

		$1,573,900

1

Security	Shares	Value
Energy Equipment & Services — 3.1%
CARBO Ceramics, Inc.	23,930	$680,569
NATCO Group, Inc., Class A(1)	49,240	932,113

		$1,612,682

Food Products — 3.4%
Corn Products International, Inc.	38,600	$818,320
Ralcorp Holdings, Inc.(1)	17,490	942,361

		$1,760,681

Health Care Equipment & Supplies — 4.3%
IDEXX Laboratories, Inc.(1)	25,830	$893,201
ResMed, Inc.(1)	13,380	472,849
West Pharmaceutical Services, Inc.	25,340	831,405

		$2,197,455

Health Care Providers & Services — 1.8%
VCA Antech, Inc.(1)	40,740	$918,687

		$918,687

Hotels, Restaurants & Leisure — 2.8%
Jack in the Box, Inc.(1)	23,060	$537,067
Scientific Games Corp., Class A(1)	72,500	877,975

		$1,415,042

Household Products — 2.3%
Church & Dwight Co., Inc.	22,954	$1,198,888

		$1,198,888

Independent Power Producers & Energy Traders — 1.4%
NRG Energy, Inc.(1)	40,130	$706,288

		$706,288

Insurance — 6.6%
Fidelity National Financial, Inc., Class A	52,560	$1,025,446
HCC Insurance Holdings, Inc.	28,000	705,320
Markel Corp.(1)	3,080	874,350
W. R. Berkley Corp.	34,120	769,406

		$3,374,522

Internet Software & Services — 2.9%
VeriSign, Inc.(1)	47,880	$903,496
Yahoo!, Inc.(1)	43,540	557,747

		$1,461,243

IT Services — 4.5%
Euronet Worldwide, Inc.(1)	106,990	$1,397,289
SAIC, Inc.(1)	47,940	895,040

		$2,292,329

2

Security	Shares	Value
Life Sciences Tools & Services — 0.5%
Covance, Inc.(1)	6,770	$241,215

		$241,215

Machinery — 1.3%
Astec Industries, Inc.(1)	24,400	$640,012

		$640,012

Metals & Mining — 1.0%
IAMGOLD Corp.	61,630	$526,937

		$526,937

Multiline Retail — 3.0%
Big Lots, Inc.(1)	31,510	$654,778
Dollar Tree, Inc.(1)	20,370	907,484

		$1,562,262

Multi-Utilities — 1.0%
CMS Energy Corp.	41,130	$486,979

		$486,979

Oil, Gas & Consumable Fuels — 6.2%
Goodrich Petroleum Corp.(1)	32,170	$622,811
Petrohawk Energy Corp.(1)	64,630	1,242,835
Range Resources Corp.	31,890	1,312,592

		$3,178,238

Personal Products — 3.7%
Chattem, Inc.(1)	16,655	$933,513
Mead Johnson Nutrition Co., Class A(1)	33,792	975,575

		$1,909,088

Pharmaceuticals — 1.8%
Perrigo Co.	38,150	$947,265

		$947,265

Professional Services — 3.4%
FTI Consulting, Inc.(1)	19,560	$967,829
Robert Half International, Inc.	43,640	778,101

		$1,745,930

Road & Rail — 3.3%
Kansas City Southern(1)	43,000	$546,530
Landstar System, Inc.	33,885	1,134,131

		$1,680,661

3

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.7%
Analog Devices, Inc.	48,300	$930,741
Atheros Communications, Inc.(1)	50,140	735,052
MEMC Electronic Materials, Inc.(1)	20,720	341,673
ON Semiconductor Corp.(1)	66,960	261,144
Varian Semiconductor Equipment Associates, Inc.(1)	29,780	645,035

		$2,913,645

Software — 3.7%
Sybase, Inc.(1)	30,364	$919,726
Synopsys, Inc.(1)	47,310	980,736

		$1,900,462

Specialty Retail — 2.9%
Advance Auto Parts, Inc.	30,200	$1,240,616
Jo-Ann Stores, Inc.(1)	16,190	264,545

		$1,505,161

Trading Companies & Distributors — 1.6%
GATX Corp.	40,330	$815,876

		$815,876

Total Common Stocks (identified cost $60,011,357)		$50,239,801

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(2)	$1,309	$1,308,709

Total Short-Term Investments (identified cost $1,308,709)		$1,308,709

Total Investments — 100.5% (identified cost $61,320,066)		$51,548,510

Other Assets, Less Liabilities — (0.5)%		$(258,334)

Net Assets — 100.0%		$51,290,176

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 was $610.

4

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,368,918

Gross unrealized appreciation	$3,174,145
Gross unrealized depreciation	(12,994,553)

Net unrealized depreciation	$(9,820,408)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$51,548,510
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$51,548,510

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009